Financial risk review - Schedule of Financial Assets Available to Support Future Funding (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets available to support future funding
Pledged as collateral	$ 702,888	$ 461,209
Available as collateral	10,860,818	9,802,168
Cash and due from banks
Financial assets available to support future funding
Pledged as collateral	143,907	60,384
Available as collateral	1,819,931	1,987,068
Notional of investment securities
Financial assets available to support future funding
Pledged as collateral	558,981	400,825
Available as collateral	665,715	619,533
Loans at amortized cost - outstanding principal balance
Financial assets available to support future funding
Pledged as collateral	0	0
Available as collateral	$ 8,375,172	$ 7,195,567